Commitments And Contingencies (Environmental Matters) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 state
Number of states participating in the cap-and-trade program	28
Percent of top performing facilities	12.00%
Estimated Capital Costs 2012 [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	$ 35
Estimated Capital Costs 2012 [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	105
Estimated Capital Costs 2012 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	30
Estimated Capital Costs 2012 [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	5
Newton Energy Center Scrubbers [Member] | Newton Energy Center Estimated Capital Costs 2013 to 2017 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	20
Manufactured Gas Plant [Member]
Loss contingency range of possible loss, minimum	257.0
Loss contingency range of possible loss, maximum	339.0
Accrual for environmental loss contingencies	257.0 [1]
Manufactured Gas Plant [Member] | Ameren Illinois Company [Member]
Number of remediation sites	44
Former Coal Ash Landfill [Member] | Ameren Illinois Company [Member]
Loss contingency range of possible loss, minimum	0.5
Loss contingency range of possible loss, maximum	6.0
Accrual for environmental loss contingencies	0.5
Other Environmental [Member] | Ameren Illinois Company [Member]
Accrual for environmental loss contingencies	0.8
Former Coal Tar Distillery [Member] | Union Electric Company [Member]
Loss contingency range of possible loss, minimum	2.0
Loss contingency range of possible loss, maximum	5.0
Accrual for environmental loss contingencies	2.0
Sauget Area 2 [Member] | Union Electric Company [Member]
Loss contingency range of possible loss, minimum	0.3
Loss contingency range of possible loss, maximum	10.0
Accrual for environmental loss contingencies	0.3
Substation in St Charles, Missouri [Member] | Union Electric Company [Member]
Loss contingency range of possible loss, minimum	1.5
Loss contingency range of possible loss, maximum	2.3
Accrual for environmental loss contingencies	1.5
Minimum [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	395
Minimum [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	1,115
Minimum [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	350
Minimum [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	45
Minimum [Member] | Estimated Capital Costs 2014 to 2017 [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	120
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	150
Minimum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	215
Minimum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	100
Minimum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	20
Minimum [Member] | Estimated Capital Costs 2018 to 2022 [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	240
Minimum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	795
Minimum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	220
Minimum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	20
Maximum [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	480
Maximum [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	1,340
Maximum [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	425
Maximum [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	55
Maximum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	260
Maximum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	125
Maximum [Member] | Estimated Capital Costs 2014 to 2017 [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	25
Maximum [Member] | Estimated Capital Costs 2018 to 2022 [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	295
Maximum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Union Electric Company [Member]
Estimated Capital Costs To Comply With Existing And Known Federal And State Environmental Regulations	975
Maximum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Ameren Energy Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	270
Maximum [Member] | Estimated Capital Costs 2018 to 2022 [Member] | Ameren Energy Resources Generating Company [Member]
Estimated capital costs to comply with existing and known federal and state air emissions regulations	$ 25

[1]	Recorded liability represents the estimated minimum probable obligations, as no other amount within the range provided a better estimate.